                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21265
                                  ---------------------------------------------

                     PowerShares Exchange-Traded Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                       Wheaton Oaks Professional Building

                            855 West Prairie Avenue
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  H. Bruce Bond
                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-983-0903
                                                   ----------------------------

Date of fiscal year end:  April 30, 2005
                        --------------------------
Date of reporting period: October 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS
31 OCTOBER 2004

[POWERSHARES(TM) LOGO]
XCHANGE TRADED FUNDS(TM)

[GRAPHIC]


POWERSHARES DYNAMIC MARKET PORTFOLIO(SM)
POWERSHARES DYNAMIC OTC PORTFOLIO(SM)

TABLE OF CONTENTS

Shareholder Letter                                                   2

Managers' Analysis                                                   3

Fees and Expenses                                                    7

Portfolio Summary
   PowerShares Dynamic Market Portfolio                              8

Schedule of Investments
   PowerShares Dynamic Market Portfolio                              9

Financial Statements
   PowerShares Dynamic Market Portfolio                             11

Financial Highlights
   PowerShares Dynamic Market Portfolio                             14

Portfolio Summary
   PowerShares Dynamic OTC Portfolio                                15

Schedule of Investments
   PowerShares Dynamic OTC Portfolio                                16

Financial Statements
   PowerShares Dynamic OTC Portfolio                                18

Financial Highlights
   PowerShares Dynamic OTC Portfolio                                21

Notes to Financial Statements                                       22

TO OUR VALUED SHAREHOLDERS:

I want to personally thank you for your participation in the PowerShares Market and/or OTC funds. I hope that your ownership experience has been rewarding and that you will continue to use PowerShares to meet your investment needs.

At PowerShares Capital Management LLC, we are passionate about our goal of providing the highest quality investment management and market access available today using the most tax and fee efficient investment platforms available.

Both PowerShares Market and OTC are the first ETFs to be based on a new generation of cutting-edge, enhanced indexes which utilize advanced quantitative stock research to identify stocks having the greatest capital appreciation potential. Through the application of advanced analytic research, these intelligent and dynamic indexes seek to provide enhanced investment returns with lower levels of risk than traditional benchmark indexes.

On December 9, 2004, PowerShares introduced two additional ETFs further expanding the diversity of our offerings, the Golden Dragon Halter USX China Portfolio and the High Yield Equity Dividend Achievers(TM) Portfolio. This event marks the beginning of an extensive list of product offerings further establishing PowerShares as the clear industry leader of ETFs based on value added indexes.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I want to assure you that we take your trust in us very seriously, and that each day we strive to provide you with the very best that the marketplace has to offer.

We look forward to serving you in the future.

Best regards,


/s/ H. Bruce Bond

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange Traded Fund Trust

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MARKET PORTFOLIO

For the six-month period ended October 31, 2004 (the "reporting period"), the PowerShares Dynamic Market Portfolio (the "Fund") returned 3.83%, while the S&P 500 Index returned 1.57% and the Russell 3000 Index return 1.69%. The Dynamic Market Intellidex (the "Index") on which the Fund is based, returned 4.32% over the same period.

The stock valuation and portfolio construction process of the Dynamic Market Intellidex provided alpha for the Fund relative to broad market benchmarks during the evaluation period.

     Fund Performance History (%)                          As of 29 October 2004

                                                                   FUND INCEPTION
                                                       1 YEAR   AVG ANN   CUMULATIVE
     Index
     Intellidex                                         13.59    23.84      37.81
     S&P 500                                             9.42    17.09      26.70
     Russell 3K                                          9.51    18.65      29.24
     Fund
     NAV                                                12.29    22.58      35.72
     After Tax Held                                     12.21    22.48      35.55
     After Tax Sold                                      7.99    18.91      29.67
     Share Price Return                                 11.87    22.48      35.55

     Fund Inception: 1 May 2003

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objectives, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500 Index and the Russell 3000 Index are unmanaged indexes that are broad-measurements of change in stock market conditions based on the average performance of 500 and 3000 widely held common stocks.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when redeemed, may be worth more or less than their original cost. PowerShares performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          Sector Allocation (%)

          Consumer Discretionary              14.0
          Consumer Staples                     9.3
          Energy                               7.6
          Financials                          19.4
          Health Care                         13.3
          Industrials                         10.7
          Information Technology              16.6
          Materials                            3.1
          Telecommunication                    3.3
          Utilities                            2.7

          Style Allocation (%)

          Large Cap Growth                    34.2
          Large Cap Value                     37.6
          Mid Cap Growth                       9.4
          Mid Cap Value                        8.8
          Small Cap Growth                     7.8
          Small Cap Value                      2.2

     Frequency Distribution of Discounts & Premiums

                                                   CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                             50-99         100-199         H200           50-99         100-199         H200
                                         BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     2004
     Quarter Ended 09.30.2004               1              0              0              0              0              0
     Quarter Ended 06.30.2004               3              0              0              0              0              0
     Quarter Ended 03.31.2004               0              0              0              0              0              0
     2003
     Quarter Ended 12.31.2003               3              0              0              0              0              0
     Quarter Ended 09.30.2003               4              0              0              0              0              0
     Quarter Ended 06.30.2003               0              0              0              0              0              0

     * Commencement of Trading on the AMEX: 1 May 2003

[CHART]

     Growth of Investment Since Inception

                     POWERSHARES DYNAMIC MARKET PORTFOLIO      S&P 500 INDEX
  5/1/2003                                          0.00%             0.00%
  5/2/2003                                          1.50%             1.50%
  5/5/2003                                          1.94%             1.12%
  5/6/2003                                          2.38%             1.97%
  5/7/2003                                          2.33%             1.45%
  5/8/2003                                          1.54%             0.43%
  5/9/2003                                          1.92%             1.87%
 5/12/2003                                          3.42%             3.14%
 5/13/2003                                          3.44%             2.84%
 5/14/2003                                          3.21%             2.51%
 5/15/2003                                          3.56%             3.31%
 5/16/2003                                          4.03%             3.06%
 5/19/2003                                          2.80%             0.49%
 5/20/2003                                          1.87%             0.37%
 5/21/2003                                          2.33%             0.78%
 5/22/2003                                          3.31%             1.70%
 5/23/2003                                          3.95%             1.85%
 5/27/2003                                          5.39%             3.84%
 5/28/2003                                          5.60%             4.03%
 5/29/2003                                          6.08%             3.64%
 5/30/2003                                          7.47%             5.16%
  6/2/2003                                          8.58%             5.53%
  6/3/2003                                          8.49%             6.03%
  6/4/2003                                          9.36%             7.63%
  6/5/2003                                         10.34%             8.06%
  6/6/2003                                         10.07%             7.80%
  6/9/2003                                          8.45%             6.51%
 6/10/2003                                          8.78%             7.48%
 6/11/2003                                         10.67%             8.86%
 6/12/2003                                         11.21%             8.97%
 6/13/2003                                         10.36%             7.89%
 6/16/2003                                         12.32%            10.31%
 6/17/2003                                         12.43%            10.41%
 6/18/2003                                         11.55%            10.24%
 6/19/2003                                         11.18%             8.56%
 6/20/2003                                         10.02%             8.66%
 6/23/2003                                          9.74%             6.44%
 6/23/2003                                          8.95%             7.13%
 6/24/2003                                          9.39%             7.33%
 6/26/2003                                          9.82%             7.59%
 6/27/2003                                          9.43%             6.54%
 6/30/2003                                          9.50%             6.35%
  7/1/2003                                         10.02%             7.21%
  7/2/2003                                         11.32%             8.45%
  7/3/2003                                         11.32%             7.57%
  7/7/2003                                         12.58%             9.62%
  7/8/2003                                         13.63%             9.99%
  7/9/2003                                         13.21%             9.38%
 7/10/2003                                         11.41%             7.90%
 7/11/2003                                         12.69%             8.93%
 7/14/2003                                         12.97%             9.56%
 7/15/2003                                         12.43%             9.18%
 7/16/2003                                         11.36%             8.48%
 7/17/2003                                         10.21%             7.14%
 7/18/2003                                         10.84%             8.41%
 7/21/2003                                          9.28%             6.82%
 7/22/2003                                         10.76%             7.84%
 7/23/2003                                         11.24%             8.99%
 7/23/2003                                         10.61%             7.89%
 7/24/2003                                          9.84%             7.13%
 7/28/2003                                         11.32%             8.75%
 7/29/2003                                         11.21%             7.96%
 7/30/2003                                         11.02%             7.77%
 7/31/2003                                         11.13%             8.08%
  8/1/2003                                         10.02%             6.97%
  8/4/2003                                          9.43%             7.26%
  8/5/2003                                          7.54%             5.37%
  8/6/2003                                          6.91%             5.54%
  8/7/2003                                          7.69%             6.31%
  8/8/2003                                          8.50%             6.69%
 8/11/2003                                          9.09%             7.02%
 8/12/2003                                         10.21%             8.08%
 8/13/2003                                          9.84%             7.39%
 8/14/2003                                         10.35%             8.10%
 8/15/2003                                         10.76%             8.12%
 8/18/2003                                         11.98%             9.11%
 8/19/2003                                         12.69%             9.39%
 8/20/2003                                         13.02%             9.17%
 8/21/2003                                         13.35%             9.49%
 8/22/2003                                         12.32%             8.38%
 8/23/2003                                         11.61%             8.45%
 8/26/2003                                         11.72%             8.78%
 8/27/2003                                         12.35%             8.78%
 8/28/2003                                         13.47%             9.44%
 8/29/2003                                         14.39%            10.01%
  9/2/2003                                         16.47%            11.53%
  9/3/2003                                         16.50%            12.00%
  9/4/2003                                         17.61%            12.19%
  9/5/2003                                         17.02%            11.47%
  9/8/2003                                         17.61%            12.59%
  9/9/2003                                         16.21%            11.66%
 9/10/2003                                         13.91%            10.33%
 9/11/2003                                         14.65%            10.93%
 9/12/2003                                         14.50%            11.17%
 9/15/2003                                         14.21%            10.75%
 9/16/2003                                         15.73%            12.33%
 9/17/2003                                         15.21%            11.97%
 9/18/2003                                         16.32%            13.45%
 9/19/2003                                         16.69%            13.10%
 9/22/2003                                         15.61%            11.63%
 9/23/2003                                         13.72%             9.49%
 9/23/2003                                         15.84%            12.30%
 9/24/2003                                         14.58%            10.16%
 9/26/2003                                         12.61%             8.79%
 9/29/2003                                         13.35%             9.85%
 9/30/2003                                         12.98%             8.69%
 10/1/2003                                         14.76%            11.12%
 10/2/2003                                         16.02%            11.34%
 10/3/2003                                         17.50%            12.39%
 10/6/2003                                         17.73%            12.88%
 10/7/2003                                         18.24%            13.42%
 10/8/2003                                         17.65%            12.82%
 10/9/2003                                         18.32%            13.36%
10/10/2003                                         17.95%            13.29%
10/13/2003                                         19.73%            14.08%
10/14/2003                                         20.13%            14.53%
10/15/2003                                         19.73%            14.24%
10/16/2003                                         19.73%            14.60%
10/17/2003                                         19.28%            13.43%
10/20/2003                                         20.10%            14.01%
10/21/2003                                         20.69%            14.16%
10/22/2003                                         18.98%            12.45%
10/23/2003                                         18.50%            12.82%
10/24/2003                                         17.61%            12.29%
10/27/2003                                         18.69%            12.53%
10/28/2003                                         19.10%            14.24%
10/29/2003                                         20.36%            14.39%
10/30/2003                                         20.32%            14.26%
10/31/2003                                         20.91%            14.67%
 11/3/2003                                         22.02%            15.58%
 11/4/2003                                         22.39%            14.95%
 11/5/2003                                         22.06%            14.79%
 11/6/2003                                         22.95%            15.47%
 11/7/2003                                         22.80%            14.94%
11/10/2003                                         21.50%            14.28%
11/11/2003                                         21.13%            14.22%
11/12/2003                                         22.76%            15.53%
11/13/2003                                         22.91%            15.51%
11/14/2003                                         22.62%            14.63%
11/17/2003                                         21.32%            13.90%
11/18/2003                                         20.65%            12.86%
11/19/2003                                         21.43%            13.77%
11/20/2003                                         20.36%            12.81%
11/21/2003                                         20.39%            12.98%
11/23/2003                                         24.25%            15.02%
11/24/2003                                         23.13%            14.82%
11/26/2003                                         24.54%            15.51%
11/28/2003                                         25.10%            15.49%
 12/1/2003                                         26.13%            16.79%
 12/2/2003                                         26.10%            16.41%
 12/3/2003                                         25.39%            16.20%
 12/4/2003                                         24.87%            16.74%
 12/5/2003                                         24.02%            15.85%
 12/8/2003                                         23.28%            16.70%
 12/9/2003                                         22.76%            15.70%
12/10/2003                                         21.32%            15.58%
12/11/2003                                         23.54%            16.91%
12/12/2003                                         23.73%            17.23%
12/15/2003                                         22.80%            16.56%
12/16/2003                                         22.10%            17.33%
12/17/2003                                         22.91%            17.48%
12/18/2003                                         24.65%            18.87%
12/19/2003                                         24.50%            18.81%
12/22/2003                                         25.13%            19.28%
12/23/2003                                         25.62%            19.61%
12/24/2003                                         25.47%            19.40%
12/26/2003                                         25.43%            19.60%
12/29/2003                                         26.84%            21.08%
12/30/2003                                         26.36%            21.10%
12/31/2003                                         27.06%            21.35%
  1/2/2004                                         26.62%            20.97%
  1/5/2004                                         27.51%            22.47%
  1/6/2004                                         28.54%            22.63%
  1/7/2004                                         29.06%            22.92%
  1/8/2004                                         29.17%            23.53%
  1/9/2004                                         28.17%            22.43%
 1/12/2004                                         28.73%            23.02%
 1/13/2004                                         27.69%            22.36%
 1/14/2004                                         29.17%            23.38%
 1/15/2004                                         29.95%            23.55%
 1/16/2004                                         31.39%            24.39%
 1/20/2004                                         32.17%            24.28%
 1/21/2004                                         32.28%            25.25%
 1/22/2004                                         31.51%            24.84%
 1/23/2004                                         31.28%            24.58%
 1/26/2004                                         32.62%            26.09%
 1/27/2004                                         32.21%            24.86%
 1/28/2004                                         29.99%            23.16%
 1/29/2004                                         29.65%            23.77%
 1/30/2004                                         29.54%            23.45%
  2/2/2004                                         30.58%            23.90%
  2/3/2004                                         30.65%            23.98%
  2/4/2004                                         29.36%            22.94%
  2/5/2004                                         29.43%            23.17%
  2/6/2004                                         31.62%            24.71%
  2/9/2004                                         31.80%            24.39%
 2/10/2004                                         32.10%            25.02%
 2/11/2004                                         34.02%            26.35%
 2/12/2004                                         34.10%            25.74%
 2/13/2004                                         33.36%            25.05%
 2/17/2004                                         34.88%            26.27%
 2/18/2004                                         34.88%            25.70%
 2/19/2004                                         33.36%            25.18%
 2/20/2004                                         33.62%            24.86%
 2/23/2004                                         31.91%            24.52%
 2/24/2004                                         32.21%            24.31%
 2/25/2004                                         33.88%            24.81%
 2/26/2004                                         34.43%            24.95%
 2/27/2004                                         34.77%            24.95%
  3/1/2004                                         36.14%            26.16%
  3/2/2004                                         35.40%            25.41%
  3/3/2004                                         35.91%            25.62%
  3/4/2004                                         36.32%            26.04%
  3/5/2004                                         36.88%            26.25%
  3/8/2004                                         35.51%            25.20%
  3/9/2004                                         34.54%            24.48%
 3/10/2004                                         32.62%            22.66%
 3/11/2004                                         30.58%            20.79%
 3/12/2004                                         32.54%            22.29%
 3/15/2004                                         29.84%            20.54%
 3/16/2004                                         30.58%            21.22%
 3/17/2004                                         33.14%            22.64%
 3/18/2004                                         32.88%            22.48%
 3/19/2004                                         31.65%            21.12%
 3/22/2004                                         29.28%            19.55%
 3/23/2004                                         28.95%            19.39%
 3/24/2004                                         28.84%            19.10%
 3/25/2004                                         30.95%            21.05%
 3/26/2004                                         31.47%            20.93%
 3/29/2004                                         33.43%            22.50%
 3/30/2004                                         34.69%            22.99%
 3/31/2004                                         34.51%            22.91%
  4/1/2004                                         35.91%            23.56%
  4/2/2004                                         37.06%            24.61%
  4/5/2004                                         38.03%            25.57%
  4/6/2004                                         37.21%            25.30%
  4/7/2004                                         36.43%            24.47%
  4/8/2004                                         36.73%            24.34%
 4/12/2004                                         37.54%            24.98%
 4/13/2004                                         34.69%            23.26%
 4/14/2004                                         33.14%            23.12%
 4/15/2004                                         33.25%            23.20%
 4/16/2004                                         34.10%            23.83%
 4/19/2004                                         34.10%            23.96%
 4/20/2004                                         31.69%            22.03%
 4/21/2004                                         32.99%            22.68%
 4/22/2004                                         35.84%            24.41%
 4/23/2004                                         35.28%            24.48%
 4/26/2004                                         34.73%            23.93%
 4/27/2004                                         35.17%            24.21%
 4/28/2004                                         32.65%            22.49%
 4/29/2004                                         30.58%            21.56%
 4/30/2004                                         30.25%            20.84%
  5/3/2004                                         31.36%            21.96%
  5/4/2004                                         31.69%            22.18%
  5/5/2004                                         32.25%            22.40%
  5/6/2004                                         31.21%            21.57%
  5/7/2004                                         28.54%            19.91%
 5/10/2004                                         26.69%            18.64%
 5/11/2004                                         27.51%            19.55%
 5/12/2004                                         27.88%            19.75%
 5/13/2004                                         27.99%            19.66%
 5/14/2004                                         27.73%            19.58%
 5/17/2004                                         26.32%            18.31%
 5/18/2004                                         27.54%            19.12%
 5/19/2004                                         27.06%            18.81%
 5/20/2004                                         26.84%            18.87%
 5/21/2004                                         27.51%            19.35%
 5/24/2004                                         28.95%            19.55%
 5/25/2004                                         30.84%            21.47%
 5/26/2004                                         31.25%            21.68%
 5/27/2004                                         31.84%            22.37%
 5/28/2004                                         32.02%            22.30%
  6/1/2004                                         32.65%            22.36%
  6/2/2004                                         33.51%            22.78%
  6/3/2004                                         32.06%            21.86%
  6/4/2004                                         32.43%            22.50%
  6/7/2004                                         35.36%            24.46%
  6/8/2004                                         35.36%            24.65%
  6/9/2004                                         33.91%            23.47%
 6/10/2004                                         34.88%            24.03%
 6/14/2004                                         33.36%            22.81%
 6/15/2004                                         34.28%            23.54%
 6/16/2004                                         34.65%            23.71%
 6/17/2004                                         35.03%            23.55%
 6/18/2004                                         34.84%            23.87%
 6/21/2004                                         33.54%            23.35%
 6/22/2004                                         35.03%            23.80%
 6/23/2004                                         36.51%            24.86%
 6/24/2004                                         35.36%            24.48%
 6/25/2004                                         36.32%            23.81%
 6/28/2004                                         35.58%            23.69%
 6/29/2004                                         35.95%            24.00%
 6/30/2004                                         37.43%            24.51%
  7/1/2004                                         35.62%            23.21%
  7/2/2004                                         35.58%            22.82%
  7/6/2004                                         33.77%            21.82%
  7/7/2004                                         34.73%            22.05%
  7/8/2004                                         32.62%            21.04%
  7/9/2004                                         34.10%            21.45%
 7/12/2004                                         33.43%            21.61%
 7/13/2004                                         34.28%            21.70%
 7/14/2004                                         33.69%            21.30%
 7/15/2004                                         33.73%            20.78%
 7/16/2004                                         32.25%            20.20%
 7/19/2004                                         32.83%            20.15%
 7/20/2004                                         33.91%            20.99%
 7/21/2004                                         31.32%            19.38%
 7/22/2004                                         30.54%            19.70%
 7/23/2004                                         29.65%            18.54%
 7/26/2004                                         28.39%            18.31%
 7/27/2004                                         29.39%            19.48%
 7/28/2004                                         29.84%            19.55%
 7/29/2004                                         31.06%            20.09%
 7/30/2004                                         31.54%            20.24%
  8/2/2004                                         32.21%            20.77%
  8/3/2004                                         31.21%            20.01%
  8/4/2004                                         30.91%            19.90%
  8/5/2004                                         28.39%            17.94%
  8/6/2004                                         25.65%            16.12%
  8/9/2004                                         26.17%            16.25%
 8/10/2004                                         28.13%            17.76%
 8/11/2004                                         27.73%            17.41%
 8/12/2004                                         26.25%            16.04%
 8/13/2004                                         25.91%            16.21%
 8/16/2004                                         28.13%            17.79%
 8/17/2004                                         28.36%            18.05%
 8/18/2004                                         30.21%            19.52%
 8/19/2004                                         29.65%            19.09%
 8/20/2004                                         31.32%            19.87%
 8/23/2004                                         30.80%            19.58%
 8/24/2004                                         30.10%            19.63%
 8/25/2004                                         31.14%            20.59%
 8/26/2004                                         31.21%            20.60%
 8/27/2004                                         32.06%            20.90%
 8/30/2004                                         31.10%            19.96%
 8/31/2004                                         31.06%            20.51%
  9/1/2004                                         31.99%            20.69%
  9/2/2004                                         33.51%            22.05%
  9/3/2004                                         33.21%            21.54%
  9/7/2004                                         34.02%            22.37%
  9/8/2004                                         34.28%            21.82%
  9/9/2004                                         34.32%            22.05%
 9/10/2004                                         35.21%            22.66%
 9/13/2004                                         35.62%            22.87%
 9/14/2004                                         35.54%            23.14%
 9/15/2004                                         34.91%            22.27%
 9/16/2004                                         34.91%            22.61%
 9/17/2004                                         35.47%            23.16%
 9/20/2004                                         34.84%            22.47%
 9/21/2004                                         36.17%            23.25%
 9/22/2004                                         33.62%            21.53%
 9/23/2004                                         33.77%            20.96%
 9/24/2004                                         33.77%            21.15%
 9/27/2004                                         32.65%            20.43%
 9/28/2004                                         34.28%            21.15%
 9/29/2004                                         33.95%            21.66%
 9/30/2004                                         35.51%            21.64%
 10/1/2004                                         36.69%            23.49%
 10/4/2004                                         37.84%            23.89%
 10/5/2004                                         37.54%            23.81%
 10/6/2004                                         38.66%            24.64%
 10/7/2004                                         36.99%            23.39%
 10/8/2004                                         36.25%            22.46%
10/11/2004                                         36.54%            22.71%
10/12/2004                                         36.25%            22.43%
10/13/2004                                         34.73%            21.54%
10/14/2004                                         33.54%            20.41%
10/15/2004                                         33.62%            20.94%
10/18/2004                                         33.47%            21.58%
10/19/2004                                         30.84%            20.40%
10/20/2004                                         31.28%            20.45%
10/21/2004                                         31.39%            20.76%
10/22/2004                                         30.88%            19.58%
10/25/2004                                         30.54%            19.48%
10/26/2004                                         33.02%            21.26%
10/27/2004                                         34.51%            22.82%
10/28/2004                                         34.80%            23.04%
10/29/2004                                         34.54%            23.34%

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC OTC PORTFOLIO

For the six-month period ended October 31, 2004 (the "reporting period"), the PowerShares Dynamic OTC Portfolio (the "Fund") returned 9.56%, while the Nasdaq 100 Index returned 1.40% and the NASDAQ Composite Index return -0.49%. The Dynamic OTC Intellidex (the "Index") on which the Fund is based, returned 10.02% over the same period.

The stock valuation and portfolio construction process of the Dynamic OTC Intellidex provided significant alpha for the Fund relative to NASDAQ 100 Index during the evaluation period.

     Fund Performance History (%)                          As of 29 October 2004

                                                                   FUND INCEPTION
                                                       1 YEAR   AVG ANN   CUMULATIVE
     Index
     Intellidex                                          5.74    26.55      42.36
     Nasdaq 100                                          5.20    21.59      34.07
     Nasdaq                                              2.70    22.16      35.02
     Fund
     NAV                                                 4.81    25.47      40.54
     After Tax Held                                      4.81    25.47      40.54
     After Tax Sold                                      3.13    21.82      34.46
     Share Price Return                                  4.46    25.28      40.22

     Fund Inception 1 May 2003

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objectives, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Nasdaq 100 Index and the Nasdaq Index are unmanaged indexes that are broad-measurements of change in stock market conditions based on the average performance of 100 and approximately 3300 widely held Nasdaq stocks.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when redeemed, may be worth more or less than their original cost. PowerShares performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          Sector Allocation (%)

          Consumer Discretionary              13.3
          Consumer Staples                     1.7
          Energy                               0.4
          Financials                           9.8
          Health Care                         11.5
          Industrials                          4.9
          Information Technology              55.8
          Materials                            0.6
          Telecommunication                    2.0

          Style Allocation (%)

          Large Cap Growth                    29.8
          Large Cap Value                      7.3
          Mid Cap Growth                      27.2
          Mid Cap Value                       10.2
          Small Cap Growth                    16.1
          Small Cap Value                      9.4

     Frequency Distribution of Discounts & Premiums

                                            CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                     50-99         100-199         H200           50-99         100-199         H200
                                  BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     2004
     Quarter Ended 09.30.2004           1              0              0              0              0              0
     Quarter Ended 06.30.2004           1              0              0              0              0              0
     Quarter Ended 03.31.2004           1              0              0              0              0              0
     2003
     Quarter Ended 12.31.2003           8              0              0              1              0              0
     Quarter Ended 09.30.2003           5              0              0              0              0              0
     Quarter Ended 06.30.2003           0              0              0              1              0              0

     * Commencement of Trading on the AMEX: 1 May 2003

[CHART]

     Growth of Investment Since Inception

                         POWERSHARES DYNAMIC OTC PORTFOLIO       NASDAQ 100          NASDAQ COMP
  5/1/2003                                       0.00%            0.00%               0.00%
  5/2/2003                                       1.90%            2.09%               2.06%
  5/5/2003                                       2.75%            2.07%               2.14%
  5/6/2003                                       3.00%            3.55%               3.47%
  5/7/2003                                       2.12%            2.03%               2.32%
  5/8/2003                                       0.99%            0.50%               1.16%
  5/9/2003                                       1.07%            2.73%               3.23%
 5/12/2003                                       2.89%            4.24%               4.67%
 5/13/2003                                       3.13%            3.84%               4.56%
 5/14/2003                                       3.37%            3.14%               4.23%
 5/15/2003                                       3.82%            4.47%               5.35%
 5/16/2003                                       4.09%            3.71%               4.48%
 5/19/2003                                       1.07%           -0.06%               1.37%
 5/20/2003                                       0.46%           -0.03%               1.26%
 5/21/2003                                       0.29%            0.04%               1.18%
 5/22/2003                                       2.10%            1.64%               2.38%
 5/23/2003                                       2.73%            1.51%               2.55%
 5/27/2003                                       5.35%            5.33%               5.71%
 5/28/2003                                       6.10%            5.40%               6.16%
 5/29/2003                                       7.33%            6.16%               6.95%
 5/30/2003                                       7.71%            7.61%               8.38%
  6/2/2003                                       8.93%            6.46%               8.03%
  6/3/2003                                       8.50%            7.67%               8.90%
  6/4/2003                                      10.77%           10.02%              11.01%
  6/5/2003                                      12.20%           10.65%              11.78%
  6/6/2003                                      11.99%            8.97%              10.52%
  6/9/2003                                       9.94%            7.40%               8.92%
 6/10/2003                                      10.33%            8.96%              10.53%
 6/11/2003                                      11.15%           10.33%              11.78%
 6/12/2003                                      11.82%           10.43%              12.30%
 6/13/2003                                      11.38%            8.15%              10.45%
 6/16/2003                                      12.38%           11.53%              13.18%
 6/17/2003                                      12.57%           11.36%              13.30%
 6/18/2003                                      13.56%           12.10%              13.89%
 6/19/2003                                      12.60%            9.94%              11.96%
 6/20/2003                                      11.25%            9.87%              11.69%
 6/23/2003                                       9.98%            6.76%               8.83%
 6/23/2003                                       8.71%            7.81%               9.38%
 6/24/2003                                       7.62%            7.05%               9.04%
 6/26/2003                                       9.59%            9.12%              10.96%
 6/27/2003                                       9.68%            8.27%              10.23%
 6/30/2003                                       9.68%            7.95%              10.20%
  7/1/2003                                       8.63%            9.36%              11.38%
  7/2/2003                                      12.12%           11.91%              14.00%
  7/3/2003                                      12.86%           10.61%              12.96%
  7/7/2003                                      14.65%           15.15%              16.85%
  7/8/2003                                      16.13%           16.63%              18.60%
  7/9/2003                                      17.09%           16.34%              18.67%
 7/10/2003                                      15.61%           13.96%              16.52%
 7/11/2003                                      16.39%           15.03%              17.75%
 7/14/2003                                      17.97%           16.40%              19.17%
 7/15/2003                                      17.01%           16.28%              19.06%
 7/16/2003                                      16.31%           16.06%              18.70%
 7/17/2003                                      12.12%           11.02%              15.31%
 7/18/2003                                      12.85%           11.38%              16.02%
 7/21/2003                                      11.77%           11.46%              14.18%
 7/22/2003                                      13.34%           11.18%              15.86%
 7/23/2003                                      13.80%           14.83%              17.53%
 7/23/2003                                      13.87%           13.95%              16.75%
 7/24/2003                                      12.99%           10.83%              15.54%
 7/28/2003                                      14.15%           15.03%              17.85%
 7/29/2003                                      14.74%           14.55%              17.58%
 7/30/2003                                      13.17%           13.53%              16.87%
 7/31/2003                                      13.10%           14.71%              17.82%
  8/1/2003                                      13.38%           13.58%              16.51%
  8/4/2003                                      12.19%           13.85%              16.40%
  8/5/2003                                      11.63%           10.47%              13.65%
  8/6/2003                                       8.10%            9.16%              12.23%
  8/7/2003                                       9.12%            9.34%              12.20%
  8/8/2003                                       7.58%            8.45%              11.64%
 8/11/2003                                       9.50%            9.88%              12.83%
 8/12/2003                                      10.37%           11.45%              14.56%
 8/13/2003                                      10.72%           11.42%              14.54%
 8/14/2003                                      11.77%           10.66%              15.47%
 8/15/2003                                      12.47%           10.82%              15.58%
 8/18/2003                                      15.19%           15.41%              18.13%
 8/19/2003                                      17.53%           16.75%              19.60%
 8/20/2003                                      17.18%           16.76%              19.56%
 8/21/2003                                      19.11%           18.10%              20.71%
 8/22/2003                                      18.34%           17.19%              19.88%
 8/23/2003                                      16.66%           17.38%              19.81%
 8/26/2003                                      18.06%           17.59%              20.24%
 8/27/2003                                      19.07%           18.48%              21.02%
 8/28/2003                                      19.28%           19.68%              22.25%
 8/29/2003                                      20.01%           20.48%              22.95%
  9/2/2003                                      21.94%           22.27%              25.05%
  9/3/2003                                      25.22%           22.19%              25.83%
  9/4/2003                                      25.22%           23.36%              26.92%
  9/5/2003                                      23.47%           22.34%              26.19%
  9/8/2003                                      26.44%           24.57%              28.25%
  9/9/2003                                      26.37%           23.12%              27.22%
 9/10/2003                                      22.42%           19.68%              23.85%
 9/11/2003                                      23.30%           21.34%              25.37%
 9/12/2003                                      23.82%           21.96%              25.97%
 9/15/2003                                      23.65%           21.07%              25.34%
 9/16/2003                                      26.55%           24.22%              28.16%
 9/17/2003                                      26.72%           23.68%              27.88%
 9/18/2003                                      28.01%           25.77%              29.68%
 9/19/2003                                      28.71%           25.07%              29.41%
 9/22/2003                                      27.03%           22.74%              27.30%
 9/23/2003                                      24.28%           18.91%              23.41%
 9/23/2003                                      28.54%           24.70%              29.14%
 9/24/2003                                      25.36%           20.34%              25.20%
 9/26/2003                                      21.03%           17.62%              21.70%
 9/29/2003                                      21.10%           19.97%              23.90%
 9/30/2003                                      22.63%           17.11%              21.35%
 10/1/2003                                      23.40%           19.95%              24.42%
 10/2/2003                                      25.22%           20.11%              24.70%
 10/3/2003                                      28.40%           23.55%              27.71%
 10/6/2003                                      31.85%           24.12%              28.58%
 10/7/2003                                      32.38%           25.09%              29.56%
 10/8/2003                                      32.73%           24.18%              28.60%
 10/9/2003                                      32.03%           25.49%              29.84%
10/10/2003                                      32.73%           26.20%              30.07%
10/13/2003                                      34.40%           27.08%              31.30%
10/14/2003                                      35.66%           27.62%              31.96%
10/15/2003                                      34.72%           27.34%              31.68%
10/16/2003                                      34.58%           28.16%              32.43%
10/17/2003                                      32.55%           25.23%              29.87%
10/20/2003                                      32.03%           26.60%              30.60%
10/21/2003                                      33.43%           27.75%              31.80%
10/22/2003                                      31.33%           24.63%              28.90%
10/23/2003                                      30.04%           23.80%              28.04%
10/24/2003                                      28.54%           23.12%              26.69%
10/27/2003                                      30.28%           23.73%              27.87%
10/28/2003                                      31.33%           27.56%              31.22%
10/29/2003                                      33.95%           27.55%              31.51%
10/30/2003                                      35.35%           27.32%              31.25%
10/31/2003                                      33.50%           27.23%              31.21%
 11/3/2003                                      37.06%           29.64%              33.62%
 11/4/2003                                      37.02%           28.40%              32.96%
 11/5/2003                                      37.44%           28.42%              33.06%
 11/6/2003                                      39.02%           29.36%              34.21%
 11/7/2003                                      39.85%           29.06%              33.83%
11/10/2003                                      37.27%           27.08%              31.85%
11/11/2003                                      35.87%           26.63%              31.12%
11/12/2003                                      38.21%           29.67%              33.99%
11/13/2003                                      38.49%           29.34%              33.60%
11/14/2003                                      37.27%           26.44%              31.08%
11/17/2003                                      34.65%           25.20%              29.68%
11/18/2003                                      33.78%           22.59%              27.79%
11/19/2003                                      33.95%           23.87%              29.00%
11/20/2003                                      32.55%           22.48%              27.80%
11/21/2003                                      33.43%           23.37%              28.61%
11/23/2003                                      39.19%           26.78%              31.95%
11/24/2003                                      37.97%           27.50%              32.23%
11/26/2003                                      39.02%           27.57%              32.65%
11/28/2003                                      41.08%           27.94%              33.12%
 12/1/2003                                      43.17%           29.99%              35.13%
 12/2/2003                                      42.82%           28.63%              34.46%
 12/3/2003                                      41.11%           27.54%              33.12%
 12/4/2003                                      39.05%           28.67%              33.70%
 12/5/2003                                      37.72%           26.38%              31.60%
 12/8/2003                                      37.58%           27.38%              32.34%
 12/9/2003                                      35.87%           24.29%              29.59%
12/10/2003                                      34.06%           24.77%              29.34%
12/11/2003                                      38.81%           27.29%              31.90%
12/12/2003                                      38.42%           27.31%              32.35%
12/15/2003                                      37.27%           25.48%              30.27%
12/16/2003                                      35.17%           26.06%              30.68%
12/17/2003                                      35.70%           25.76%              30.48%
12/18/2003                                      37.79%           28.58%              32.84%
12/19/2003                                      37.27%           28.11%              32.49%
12/22/2003                                      37.55%           28.61%              32.82%
12/23/2003                                      38.25%           30.09%              34.11%
12/24/2003                                      37.97%           29.64%              33.73%
12/26/2003                                      38.49%           29.70%              33.99%
12/29/2003                                      39.82%           32.08%              36.26%
12/30/2003                                      40.34%           32.05%              36.49%
12/31/2003                                      39.50%           31.86%              36.05%
  1/2/2004                                      39.15%           31.47%              36.27%
  1/5/2004                                      42.79%           34.44%              39.03%
  1/6/2004                                      44.01%           34.86%              39.71%
  1/7/2004                                      45.58%           36.03%              41.09%
  1/8/2004                                      47.15%           37.50%              42.62%
  1/9/2004                                      46.35%           36.58%              41.72%
 1/12/2004                                      48.20%           38.32%              43.41%
 1/13/2004                                      46.18%           36.97%              42.37%
 1/14/2004                                      47.89%           37.81%              43.36%
 1/15/2004                                      48.45%           37.62%              43.23%
 1/16/2004                                      51.41%           39.56%              45.36%
 1/20/2004                                      52.95%           39.49%              45.87%
 1/21/2004                                      51.66%           38.93%              45.49%
 1/22/2004                                      49.77%           37.48%              43.90%
 1/23/2004                                      48.13%           37.55%              44.23%
 1/26/2004                                      51.17%           39.57%              46.26%
 1/27/2004                                      49.49%           36.47%              43.70%
 1/28/2004                                      46.70%           33.99%              41.07%
 1/29/2004                                      44.08%           34.42%              40.45%
 1/30/2004                                      45.06%           34.12%              40.31%
  2/2/2004                                      45.83%           33.65%              40.11%
  2/3/2004                                      44.92%           34.01%              40.31%
  2/4/2004                                      41.32%           31.39%              36.78%
  2/5/2004                                      42.12%           31.60%              37.15%
  2/6/2004                                      44.67%           34.65%              40.16%
  2/9/2004                                      45.48%           33.93%              39.93%
 2/10/2004                                      45.44%           34.77%              40.93%
 2/11/2004                                      47.75%           36.02%              41.91%
 2/12/2004                                      46.70%           34.87%              40.82%
 2/13/2004                                      45.83%           33.35%              39.46%
 2/17/2004                                      47.85%           35.34%              41.27%
 2/18/2004                                      47.19%           35.42%              41.01%
 2/19/2004                                      44.57%           33.38%              38.94%
 2/20/2004                                      43.21%           33.14%              38.39%
 2/23/2004                                      40.76%           31.49%              36.33%
 2/24/2004                                      39.36%           31.34%              36.19%
 2/25/2004                                      42.51%           32.07%              37.38%
 2/26/2004                                      43.52%           32.69%              38.03%
 2/27/2004                                      44.60%           32.08%              37.84%
  3/1/2004                                      45.16%           33.80%              39.74%
  3/2/2004                                      43.97%           32.34%              38.51%
  3/3/2004                                      43.63%           31.70%              38.08%
  3/4/2004                                      44.43%           33.07%              39.56%
  3/5/2004                                      44.08%           32.32%              39.05%
  3/8/2004                                      41.77%           29.46%              36.41%
  3/9/2004                                      39.36%           29.13%              35.49%
 3/10/2004                                      37.62%           27.33%              33.38%
 3/11/2004                                      37.97%           25.96%              32.01%
 3/12/2004                                      38.67%           28.58%              34.78%
 3/15/2004                                      35.24%           25.75%              31.69%
 3/16/2004                                      34.44%           26.40%              31.95%
 3/17/2004                                      37.44%           28.36%              34.24%
 3/18/2004                                      36.05%           27.36%              33.27%
 3/19/2004                                      35.00%           25.63%              31.78%
 3/22/2004                                      31.85%           24.09%              29.70%
 3/23/2004                                      30.98%           23.07%              29.15%
 3/24/2004                                      31.85%           24.13%              29.67%
 3/25/2004                                      37.62%           28.09%              33.59%
 3/26/2004                                      37.44%           27.14%              33.10%
 3/29/2004                                      39.71%           29.56%              35.31%
 3/30/2004                                      40.24%           29.83%              35.86%
 3/31/2004                                      41.08%           29.21%              35.43%
  4/1/2004                                      41.98%           30.54%              36.84%
  4/2/2004                                      45.27%           33.87%              39.70%
  4/5/2004                                      46.70%           35.50%              41.19%
  4/6/2004                                      46.18%           34.17%              39.89%
  4/7/2004                                      45.65%           33.12%              39.23%
  4/8/2004                                      45.93%           33.44%              39.41%
 4/12/2004                                      46.87%           34.38%              40.26%
 4/13/2004                                      43.63%           32.31%              37.86%
 4/14/2004                                      41.32%           32.56%              37.51%
 4/15/2004                                      40.20%           31.10%              35.97%
 4/16/2004                                      39.47%           30.17%              35.53%
 4/19/2004                                      40.34%           32.36%              37.21%
 4/20/2004                                      39.02%           29.08%              34.37%
 4/21/2004                                      39.33%           30.34%              35.52%
 4/22/2004                                      41.29%           33.44%              38.05%
 4/23/2004                                      40.97%           34.48%              39.20%
 4/26/2004                                      39.36%           33.00%              38.31%
 4/27/2004                                      37.27%           32.90%              38.03%
 4/28/2004                                      34.47%           30.53%              35.11%
 4/29/2004                                      29.93%           28.58%              33.02%
 4/30/2004                                      28.01%           25.88%              30.40%
  5/3/2004                                      29.24%           27.14%              31.66%
  5/4/2004                                      32.17%           27.75%              32.46%
  5/5/2004                                      32.27%           28.32%              32.92%
  5/6/2004                                      29.83%           27.16%              31.59%
  5/7/2004                                      30.28%           26.32%              30.25%
 5/10/2004                                      27.52%           25.50%              28.76%
 5/11/2004                                      29.37%           27.73%              31.16%
 5/12/2004                                      29.06%           27.09%              30.76%
 5/13/2004                                      29.06%           27.30%              30.79%
 5/14/2004                                      27.56%           25.75%              29.32%
 5/17/2004                                      24.94%           23.96%              27.44%
 5/18/2004                                      25.81%           25.54%              28.88%
 5/19/2004                                      26.79%           25.43%              28.90%
 5/20/2004                                      25.32%           25.48%              28.80%
 5/21/2004                                      25.92%           26.50%              29.85%
 5/24/2004                                      28.15%           27.02%              30.59%
 5/25/2004                                      32.38%           30.05%              33.42%
 5/26/2004                                      32.94%           30.60%              34.20%
 5/27/2004                                      34.30%           31.43%              34.77%
 5/28/2004                                      35.14%           31.71%              34.92%
  6/1/2004                                      34.13%           31.92%              35.19%
  6/2/2004                                      35.56%           31.53%              35.07%
  6/3/2004                                      33.57%           29.82%              33.12%
  6/4/2004                                      35.00%           30.71%              34.37%
  6/7/2004                                      38.14%           33.98%              37.22%
  6/8/2004                                      38.14%           34.38%              37.42%
  6/9/2004                                      36.26%           32.01%              35.18%
 6/10/2004                                      36.81%           33.06%              35.81%
 6/14/2004                                      34.44%           31.03%              33.78%
 6/15/2004                                      36.81%           32.88%              35.52%
 6/16/2004                                      37.09%           32.95%              35.70%
 6/17/2004                                      36.01%           31.51%              34.71%
 6/18/2004                                      37.02%           31.57%              34.92%
 6/21/2004                                      35.70%           30.54%              34.08%
 6/22/2004                                      36.57%           32.49%              35.42%
 6/23/2004                                      39.19%           34.16%              37.24%
 6/24/2004                                      38.70%           33.70%              36.88%
 6/25/2004                                      39.36%           34.60%              37.55%
 6/28/2004                                      39.54%           34.12%              37.16%
 6/29/2004                                      39.77%           35.25%              38.19%
 6/30/2004                                      41.04%           36.24%              39.06%
  7/1/2004                                      39.40%           33.81%              36.87%
  7/2/2004                                      39.19%           33.06%              36.27%
  7/6/2004                                      37.02%           29.87%              33.33%
  7/7/2004                                      36.50%           30.48%              33.51%
  7/8/2004                                      33.29%           28.56%              31.43%
  7/9/2004                                      33.99%           29.36%              32.17%
 7/12/2004                                      32.45%           28.65%              31.53%
 7/13/2004                                      33.08%           28.34%              31.18%
 7/14/2004                                      32.52%           27.20%              30.04%
 7/15/2004                                      33.08%           27.19%              29.89%
 7/16/2004                                      30.53%           25.06%              27.88%
 7/19/2004                                      29.93%           25.47%              27.93%
 7/20/2004                                      33.01%           27.66%              30.19%
 7/21/2004                                      29.10%           24.56%              27.29%
 7/22/2004                                      28.54%           26.53%              28.28%
 7/23/2004                                      26.06%           23.56%              25.57%
 7/26/2004                                      25.15%           22.92%              24.89%
 7/27/2004                                      29.17%           25.00%              26.93%
 7/28/2004                                      28.47%           24.30%              26.19%
 7/29/2004                                      29.41%           25.63%              27.74%
 7/30/2004                                      30.56%           25.80%              28.17%
  8/2/2004                                      30.63%           26.33%              28.49%
  8/3/2004                                      27.84%           23.89%              26.27%
  8/4/2004                                      27.66%           23.89%              25.98%
  8/5/2004                                      24.90%           21.58%              23.70%
  8/6/2004                                      21.87%           18.15%              20.67%
  8/9/2004                                      21.90%           18.47%              20.51%
 8/10/2004                                      24.03%           20.98%              22.83%
 8/11/2004                                      22.18%           18.99%              21.04%
 8/12/2004                                      20.33%           17.18%              19.01%
 8/13/2004                                      19.77%           17.48%              19.33%
 8/16/2004                                      22.91%           19.19%              21.07%
 8/17/2004                                      23.68%           19.99%              21.91%
 8/18/2004                                      26.34%           22.50%              24.37%
 8/19/2004                                      25.74%           21.56%              23.59%
 8/20/2004                                      28.22%           22.77%              24.82%
 8/23/2004                                      27.45%           23.15%              24.86%
 8/24/2004                                      26.02%           23.05%              24.74%
 8/25/2004                                      28.01%           24.79%              26.36%
 8/26/2004                                      28.26%           24.32%              25.83%
 8/27/2004                                      28.78%           24.73%              26.45%
 8/30/2004                                      26.20%           22.88%              24.71%
 8/31/2004                                      26.30%           22.95%              24.82%
  9/1/2004                                      27.17%           23.78%              25.66%
  9/2/2004                                      28.54%           25.61%              27.22%
  9/3/2004                                      27.42%           23.23%              25.26%
  9/7/2004                                      28.75%           24.13%              26.21%
  9/8/2004                                      29.37%           23.68%              25.68%
  9/9/2004                                      29.86%           25.00%              26.97%
 9/10/2004                                      31.68%           26.93%              28.64%
 9/13/2004                                      32.80%           28.22%              29.73%
 9/14/2004                                      32.83%           28.85%              30.07%
 9/15/2004                                      31.23%           27.14%              28.79%
 9/16/2004                                      31.68%           27.38%              29.30%
 9/17/2004                                      32.13%           28.12%              29.71%
 9/20/2004                                      31.71%           27.98%              29.58%
 9/21/2004                                      32.55%           28.99%              30.47%
 9/22/2004                                      30.88%           26.14%              28.06%
 9/23/2004                                      30.56%           26.28%              28.11%
 9/24/2004                                      30.39%           25.68%              27.63%
 9/27/2004                                      29.37%           24.46%              26.30%
 9/28/2004                                      30.11%           24.84%              26.98%
 9/29/2004                                      30.88%           26.74%              28.62%
 9/30/2004                                      32.45%           26.91%              28.81%
 10/1/2004                                      34.75%           30.52%              31.89%
 10/4/2004                                      36.43%           31.06%              32.59%
 10/5/2004                                      36.12%           31.31%              32.80%
 10/6/2004                                      37.13%           32.44%              33.85%
 10/7/2004                                      36.33%           30.77%              32.32%
 10/8/2004                                      34.37%           28.54%              30.38%
10/11/2004                                      34.82%           29.15%              30.98%
10/12/2004                                      35.84%           28.91%              30.74%
10/13/2004                                      34.40%           28.86%              30.42%
10/14/2004                                      33.43%           28.03%              29.23%
10/15/2004                                      35.10%           28.55%              29.81%
10/18/2004                                      35.80%           30.91%              31.51%
10/19/2004                                      35.00%           29.70%              30.58%
10/20/2004                                      35.35%           30.46%              31.27%
10/21/2004                                      37.02%           32.48%              32.67%
10/22/2004                                      35.17%           29.20%              30.06%
10/25/2004                                      35.14%           28.69%              29.98%
10/26/2004                                      36.15%           29.55%              30.98%
10/27/2004                                      39.75%           32.95%              33.78%
10/28/2004                                      40.73%           33.59%              34.17%
10/29/2004                                      40.20%           33.55%              34.12%

FEES AND EXPENSES (UNAUDITED)

As a shareholder of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund Expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended October 31, 2004.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING     ENDING          ANNUALIZED
                                                     ACCOUNT      ACCOUNT        EXPENSE RATIO        EXPENSES PAID
                                                      VALUE        VALUE         BASED ON THE          DURING THE
                                                    05/01/04     10/31/04      SIX-MONTH PERIOD     SIX-MONTH PERIOD*
     Powershares Dynamic Market Portfolio
        Actual                                     $ 1,000.00   $ 1,038.30          0.60%                $ 3.08
        Hypothetical (5% return before expenses)   $ 1,000.00   $ 1,022.18          0.60%                $ 3.06
     Powershares Dynamic OTC Portfolio
        Actual                                     $ 1,000.00   $ 1,095.60          0.60%                $ 3.17
        Hypothetical (5% return before expenses)   $ 1,000.00   $ 1,022.18          0.60%                $ 3.06

     * Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/04. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

     Inception Date
     05/01/03

     Sector Breakdown (%)

     Financials                          19.4
     Information Technology              16.6
     Consumer Discretionary              14.0
     Health Care                         13.2
     Industrials                         10.7
     Consumer Staples                     9.3
     Energy                               7.6
     Telecommunications                   3.3
     Materials                            3.1
     Utilities                            2.7

     Portfolio Statistics
     Net Assets ($million): $170.6

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

  NUMBER
OF SHARES                                                 VALUE
---------                                             -------------
           COMMON STOCKS--99.9%
           CONSUMER DISCRETIONARY--14.0%
 31,953    Aaron Rents, Inc.                          $     693,380
 20,503    Argosy Gaming Co.*                               811,714
 53,724    CKE Restaurants, Inc.*                           648,449
 63,236    Harley-Davidson, Inc.                          3,640,497
 68,031    Hollywood Entertainment Corp.*                   661,261
 20,842    John Wiley & Sons, Inc., Class A                 676,323
 24,391    Landry's Restaurants, Inc.                       660,508
 52,310    McGraw-Hill (The) Cos., Inc.                   4,511,737
104,412    Nordstrom, Inc.                                4,508,509
 26,731    ProQuest Co.*                                    696,610
 22,209    Rent-A-Center, Inc.*                             532,794
 15,269    Stanley Works (The)                              679,776
 32,898    WESCO International, Inc.*                       825,082
 97,843    Yum! Brands, Inc.                              4,256,171
                                                      -------------
                                                         23,802,811
                                                      -------------
           CONSUMER STAPLES--9.3%
 42,696    7-Eleven, Inc.*                                  899,605
118,130    Altria Group, Inc.                             5,724,580
 88,582    Kimberly-Clark Corp.                           5,285,688
 11,269    Reynolds American, Inc.                          775,983
 42,588    Ruddick Corp.                                    857,296
 50,895    Smart & Final, Inc.*                             752,228
 31,491    SUPERVALU, Inc.                                  928,670
 46,280    Tyson Foods, Inc., Class A                       671,060
                                                      -------------
                                                         15,895,110
                                                      -------------
           ENERGY--7.6%
 29,127    Cal Dive International, Inc.*                  1,031,387
 85,327    ChevronTexaco Corp.                            4,527,451
 89,117    Exxon Mobil Corp.                              4,386,339
 17,125    Houston Exploration (The) Co.*                 1,003,525
 22,701    Sunoco Logistics Partners LP                     892,830
 37,450    Tesoro Corp.*                                  1,133,986
                                                      -------------
                                                         12,975,518
                                                      -------------
           FINANCIALS--19.4%
 27,758    American Financial Group, Inc.                   821,637
153,124    Aon Corp.                                      3,125,261
 18,096    Bank of Hawaii Corp.                             864,084
 12,719    City National Corp.                              876,339
113,380    Countrywide Financial Corp.                    3,620,223
 21,379    Delphi Financial Group, Inc., Class A            873,760
 16,867    Mercury General Corp.                            867,470
107,658    MetLife, Inc.                                  4,128,685
 23,998    Nationwide Financial Services, Inc.              830,331
 15,586    Philadelphia Consolidated Holding Corp.*         903,676
 85,181    Prudential Financial, Inc.                     3,958,361
 11,411    StanCorp Financial Group, Inc.                   860,161
135,294    U.S. Bancorp                                   3,870,761
 30,078    UICI                                       $     889,707
 66,844    UnionBanCal Corp.                              4,060,773
 14,319    United Fire & Casualty Co.                       860,715
 20,899    W. R. Berkley Corp.                              893,223
 19,341    Zenith National Insurance Corp.                  794,335
                                                      -------------
                                                         33,099,502
                                                      -------------
           HEALTH CARE--13.2%
 41,189    Aetna, Inc.                                    3,912,955
 11,745    AMERIGROUP Corp.*                                704,700
  9,099    Bausch & Lomb, Inc.                              554,675
 80,222    Becton, Dickinson & Co.                        4,211,654
 15,897    Centene Corp.*                                   753,995
 57,636    CIGNA Corp.                                    3,657,581
 20,320    DaVita, Inc.*                                    601,878
 18,831    Haemonetics Corp.*                               618,598
 15,591    Kos Pharmaceuticals, Inc.*                       556,599
 17,339    Magellan Health Services, Inc.                   648,479
 18,425    PacifiCare Health Systems, Inc.*                 656,299
  8,617    Pediatrix Medical Group, Inc.*                   484,706
 13,753    Sierra Health Services, Inc.*                    656,293
 17,038    WellChoice, Inc.*                                711,507
 39,183    WellPoint Health Networks, Inc.*               3,826,612
                                                      -------------
                                                         22,556,531
                                                      -------------
           INDUSTRIALS--10.7%
 51,823    3M Co.                                         4,019,910
 34,621    Aviall, Inc.*                                    749,545
 80,885    Boeing Co. (The)                               4,036,162
  8,958    Briggs & Stratton Corp.                          643,274
 10,828    ESCO Technologies, Inc.*                         755,794
 22,118    Graco, Inc.                                      760,859
 38,247    Heartland Express, Inc.                          782,534
 27,017    NCO Group, Inc.*                                 722,705
 81,530    Northrop Grumman Corp.                         4,219,177
 10,665    Toro (The) Co.                                   727,886
 18,084    United Defense Industries, Inc.*                 725,892
                                                      -------------
                                                         18,143,738
                                                      -------------
           INFORMATION TECHNOLOGY--16.6%
 78,742    Adobe Systems, Inc.                            4,411,913
 18,770    Alliance Data Systems Corp.*                     793,596
 31,519    ANSYS, Inc.*                                     869,924
 85,939    Aspect Communications Corp.*                     817,710
 18,510    Certegy, Inc.                                    654,329
189,613    Cisco Systems, Inc.*                           3,642,466
 77,700    Computer Sciences Corp.*                       3,859,359
 70,322    EarthLink, Inc.*                                 726,426
 14,954    Harris Corp.                                     920,120
 42,915    International Business Machines Corp.          3,851,621
 32,594    MTS Systems Corp.                                840,762

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                 VALUE
---------                                             -------------
           COMMON STOCKS (CONTINUED)
 34,155    Paxar Corp.*                               $     753,118
 30,264    Sabre Holdings Corp.                             650,979
 15,805    SRA International, Inc., Class A*                849,677
 43,759    Transaction Systems Architects, Inc.,
            Class A*                                        717,429
268,058    Xerox Corp.*                                   3,959,216
                                                      -------------
                                                         28,318,645
                                                      -------------
           MATERIALS--3.1%
 13,606    Cabot Corp.                                      463,692
 11,502    FMC Corp.*                                       504,363
109,080    Georgia-Pacific Corp.                          3,773,078
 12,191    Potlatch Corp.                                   574,074
                                                      -------------
                                                          5,315,207
                                                      -------------
           TELECOMMUNICATIONS--3.3%
  9,891    ALLTEL Corp.                                     543,313
 16,806    CenturyTel, Inc.                                 539,305
 12,218    Commonwealth Telephone Enterprises, Inc.*        557,507
 80,690    Nextel Communications, Inc., Class A*          2,137,477
 47,677    Verizon Communications, Inc.                   1,864,171
                                                      -------------
                                                          5,641,773
                                                      -------------
           UTILITIES--2.7%
 28,567    OGE Energy Corp.                                 724,745
 94,595    Sempra Energy                                  3,172,716
 15,694    WPS Resources Corp.                              745,465
                                                      -------------
                                                          4,642,926
                                                      -------------
           TOTAL INVESTMENTS
           (Cost $166,903,478)--99.9%                   170,391,761
           Other assets less liabilities--0.1%              236,976
                                                      -------------
           NET ASSETS--100.0%                         $ 170,628,737
                                                      =============

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

ASSETS:
   Investments at value, (Cost $166,903,478)                                    $ 170,391,761
   Cash                                                                               361,776
   Receivables:
     Capital stock sold                                                             5,375,114
     Dividends                                                                         79,123
                                                                                -------------
     TOTAL ASSETS                                                                 176,207,774
                                                                                -------------

LIABILITIES:
   Payables:
     Investments purchased                                                          5,368,008
     Dividends                                                                        128,553
   Accrued Advisory fees                                                               82,476
                                                                                -------------
     TOTAL LIABILITIES                                                              5,579,037
                                                                                -------------
NET ASSETS                                                                      $ 170,628,737
                                                                                =============

NET ASSETS CONSIST OF:
   Paid-in capital                                                              $ 168,608,155
   Undistributed net investment income                                                110,721
   Accumulated net realized loss on investments                                    (1,578,422)
   Net unrealized appreciation on investments                                       3,488,283
                                                                                -------------
NET ASSETS                                                                      $ 170,628,737
                                                                                =============

   Shares outstanding (unlimited amount authorized, $0.01 par value)                4,702,228
   Net asset value                                                              $       36.29
                                                                                =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

POWERSHARES DYNAMIC MARKET PORTFOLIO
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                                    $    949,421
   Interest                                                                              645
                                                                                ------------
                                                                                     950,066
                                                                                ------------

EXPENSES:
   Advisory fees                                                                     340,874
   Administration fees                                                                30,096
   Accounting fees                                                                    27,588
   Licensing fees                                                                     26,301
   Legal                                                                              11,854
   Insurance                                                                           8,631
   Custodian and transfer agent fees                                                   8,309
   Audit                                                                               8,250
   Printing                                                                            2,638
   Other expenses                                                                     38,504
                                                                                ------------
     TOTAL EXPENSES                                                                  503,045
   Less fees waived:
     Advisory                                                                        (34,087)
   Less: Other fees assumed by the Adviser                                           (59,909)
                                                                                ------------
     NET EXPENSES                                                                    409,049
                                                                                ------------
     NET INVESTMENT INCOME                                                           541,017
                                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
     Investments                                                                  (8,242,769)
     In-kind redemptions                                                           7,634,272
                                                                                ------------
   Net realized loss                                                                (608,497)
   Net change in unrealized appreciation/depreciation on investments               4,204,991
                                                                                ------------
   Net realized and unrealized gain on investments                                 3,596,494
                                                                                ------------
   Net increase in net assets resulting from operations                         $  4,137,511
                                                                                ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                                             FOR THE YEAR
                                                                                         SIX MONTHS ENDED    MAY 1, 2003*
                                                                                         OCTOBER 31, 2004       THROUGH
                                                                                           (UNAUDITED)      APRIL 30, 2004
                                                                                         ----------------   --------------
OPERATIONS:
   Net investment income                                                                   $     541,017     $    204,249
   Net realized gain (loss) on investments                                                      (608,497)       9,564,522
   Net change in unrealized appreciation/depreciation on investments                           4,204,991         (716,708)
                                                                                           -------------     ------------
     Net increase in net assets resulting from operations                                      4,137,511        9,052,063
                                                                                           -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (384,704)        (249,841)
                                                                                           -------------     ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                                 182,128,013      202,242,629
   Value of shares repurchased                                                              (101,197,631)    (125,159,245)
                                                                                           -------------     ------------
   Net increase in net assets resulting from share transactions                               80,930,382       77,083,384
                                                                                           -------------     ------------
     INCREASE IN NET ASSETS                                                                   84,683,189       85,885,606

NET ASSETS:
   Beginning of period                                                                        85,945,548           59,942
                                                                                           -------------     ------------
   End of period (includes undistributed net investment income of
   $110,721 at October 31, 2004 and distributions in excess of net
   investment income of $45,592 at April 30, 2004)                                         $ 170,628,737     $ 85,945,548
                                                                                           =============     ============

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                                 5,100,000        5,450,000**
   Shares repurchased                                                                         (2,850,000)      (3,000,000)**
   Shares outstanding, beginning of period                                                     2,452,228            2,228**
                                                                                           -------------     ------------
   Shares outstanding, end of period                                                           4,702,228        2,452,228**
                                                                                           =============     ============

*    Commencement of Investment Operations.
**   Amounts have been adjusted for stock split (See Note 8).

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                                             FOR THE YEAR
                                                                                         SIX MONTHS ENDED    MAY 1, 2003*
                                                                                         OCTOBER 31, 2004       THROUGH
                                                                                           (UNAUDITED)      APRIL 30, 2004
                                                                                         ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                  $     35.05       $     26.99+
                                                                                           -----------       -----------

   Net investment income**                                                                        0.15              0.15+
   Net realized and unrealized gain on investments                                                1.19              8.09+
                                                                                           -----------       -----------
     Total from operations                                                                        1.34              8.24
                                                                                           -----------       -----------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                       (0.10)            (0.18)+
                                                                                           -----------       -----------
   Net asset value at end of period                                                        $     36.29       $     35.05+
                                                                                           -----------       -----------
TOTAL RETURN***                                                                                   3.83%            30.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                             $   170,629       $    85,946
   Ratio to average net assets of:
     Expenses, net of waivers                                                                     0.60%+++          0.60%
     Expenses, prior to waivers                                                                   0.74%+++          1.26%
     Net investment income, net of waivers                                                        0.79%+++          0.46%
   Portfolio turnover rate ++                                                                       49%               58%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 8).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
+++  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

     Inception Date
     05/01/03

     Sector Breakdown (%)

     Information Technology              55.8
     Consumer Discretionary              13.3
     Health Care                         11.5
     Financials                           9.8
     Industrials                          4.9
     Telecommunications                   2.0
     Consumer Staples                     1.7
     Materials                            0.6
     Energy                               0.4

     Portfolio Statistics
     Net Assets ($million): $38.1

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                        ---------------
            COMMON STOCKS--100.0%
            CONSUMER DISCRETIONARY--13.3%
   6,620    Ambassadors Group, Inc.                              $       206,842
  24,885    American Eagle Outfitters, Inc.                            1,017,299
  26,008    Charming Shoppes, Inc.*                                      198,441
  18,577    Hollywood Entertainment Corp.*                               180,568
   6,975    Hooker Furniture Corp.                                       154,566
  11,123    Kmart Holding Corp.*                                       1,023,761
   4,743    Penn National Gaming, Inc.*                                  196,977
  28,300    Rent-A-Center, Inc.*                                         678,917
   6,159    SCP Pool Corp.                                               179,781
  22,986    Sinclair Broadcast Group, Inc., Class A                      160,902
   8,023    Sonic Corp.*                                                 218,466
  28,996    Staples, Inc.                                                862,341
                                                                 ---------------
                                                                       5,078,861
                                                                 ---------------
            CONSUMER STAPLES--1.7%
  10,393    Costco Wholesale Corp.                                       498,241
   5,135    Sanderson Farms, Inc.                                        166,836
                                                                 ---------------
                                                                         665,077
                                                                 ---------------
            ENERGY--0.4%
   2,730    Cal Dive International, Inc.*                                 96,670
     969    Hydril*                                                       42,626
                                                                 ---------------
                                                                         139,296
                                                                 ---------------
            FINANCIALS--9.8%
   4,641    Advanta Corp., Class B                                       113,101
  14,595    BOK Financial Corp.*                                         664,218
  15,555    Cincinnati Financial Corp.                                   649,421
   4,798    Columbia Banking Systems, Inc.                               117,551
   3,597    Direct General Corp.                                         106,112
   3,915    Infinity Property & Casualty Corp.                           121,678
  16,892    IPC Holdings, Ltd.                                           683,451
   5,342    Nara Bancorp, Inc.                                           102,086
   4,773    NBT Bancorp, Inc.                                            110,447
   5,479    Ohio Casualty Corp.*                                         114,402
   1,984    Philadelphia Consolidated Holding Corp.*                     115,032
  13,185    SAFECO Corp.                                                 609,674
   1,824    United Fire & Casualty Co.                                   109,641
   3,904    WesBanco, Inc.                                               118,369
                                                                 ---------------
                                                                       3,735,183
                                                                 ---------------
            HEALTH CARE--11.5%
  29,780    Accredo Health, Inc.*                                        685,833
   5,801    Amedisys, Inc.*                                              175,364
  15,655    DENTSPLY International, Inc.                                 814,217
  12,202    Express Scripts, Inc.*                                       780,928
   9,575    Gentiva Health Services, Inc.*                               162,440
  15,899    IDEXX Laboratories, Inc.*                                    792,406
   3,893    Kos Pharmaceuticals, Inc.*                                   138,980
   4,332    Magellan Health Services, Inc.*                              162,017
   6,317    PDI, Inc.*                                                   180,729
   3,745    Varian, Inc.*                                        $       136,618
  10,559    Ventiv Health, Inc.*                                         182,671
   4,911    Vital Signs, Inc                                             170,043
                                                                 ---------------
                                                                       4,382,246
                                                                 ---------------
            INDUSTRIALS--4.9%
  29,075    Copart, Inc.*                                                540,214
   6,232    Heartland Express, Inc.                                      127,507
   5,579    Knight Transportation, Inc.*                                 131,051
   2,173    Middleby (The) Corp.*                                        106,540
   4,403    NCO Group, Inc.*                                             117,780
   4,051    Old Dominion Freight Line, Inc.*                             113,529
  10,579    PACCAR, Inc.                                                 733,230
                                                                 ---------------
                                                                       1,869,851
                                                                 ---------------
            INFORMATION TECHNOLOGY--55.8%
  48,790    Acxiom Corp.                                               1,219,750
 485,696    ADC Telecommunications, Inc.*                              1,073,388
  23,254    Adobe Systems, Inc.                                        1,302,922
  10,795    Agilysys, Inc.                                               184,487
   7,225    ANSYS, Inc.*                                                 199,410
  19,704    Aspect Communications Corp.*                                 187,484
  24,518    Autodesk, Inc.                                             1,293,325
   3,701    Avid Technology, Inc.*                                       196,079
  19,515    Axcelis Technologies, Inc.*                                  167,829
   4,307    Bel Fuse, Inc., Class B                                      144,500
  19,680    Borland Software Corp.*                                      201,523
   9,209    CCC Information Services Group, Inc.*                        168,709
  55,993    Cisco Systems, Inc.*                                       1,075,626
  67,003    Citrix Systems, Inc.*                                      1,616,781
  39,755    Cognizant Technology Solutions
             Corp., Class A*                                           1,351,669
   6,223    Coherent, Inc.*                                              150,161
   3,551    Dionex Corp.*                                                198,856
  16,123    EarthLink, Inc.*                                             166,551
  23,095    Echelon Corp.*                                               163,051
   4,368    Hyperion Solutions Corp.*                                    175,288
  17,980    Intervoice, Inc.*                                            222,592
   4,764    iPayment Holdings, Inc.*                                     213,475
   6,375    j2 Global Communications, Inc.*                              192,206
   3,935    Kronos, Inc.*                                                193,012
   6,915    Macrovision Corp.*                                           186,982
  12,300    Methode Electronics, Inc.                                    165,189
   3,579    MICROS Systems, Inc.*                                        211,590
   4,664    MicroStrategy, Inc.*                                         279,747
   7,472    MTS Systems Corp.                                            192,740
 104,925    Oracle Corp.*                                              1,328,350
  34,326    Parametric Technology Corp.*                                 178,152
  15,887    PEC Solutions, Inc.*                                         222,577
  54,431    Polycom, Inc.*                                             1,124,000
  28,299    QUALCOMM, Inc.                                             1,183,181
   3,355    Quality Systems, Inc.*                                       169,897

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                             VALUE
---------                                                        ---------------
            COMMON STOCKS (CONTINUED)
   6,977    Renaissance Learning, Inc.                           $       132,703
   5,904    Rofin-Sinar Technologies, Inc.*                              176,943
  10,066    RSA Security, Inc.*                                          205,950
   4,675    Siliconix, Inc.*                                             193,592
  22,358    Symantec Corp.*                                            1,273,065
  68,763    Synopsys, Inc.*                                            1,116,711
  10,035    Transaction Systems Architects, Inc.,
             Class A*                                                    164,524
   6,007    Trimble Navigation Ltd.*                                     172,341
  15,980    United Online, Inc.*                                         150,052
   5,239    Verint Systems, Inc.*                                        203,692
  14,896    Wind River Systems, Inc.*                                    199,457
                                                                 ---------------
                                                                      21,290,109
                                                                 ---------------
            MATERIALS--0.6%
   3,637    A. Schulman, Inc.                                             72,194
   3,093    Sigma-Aldrich Corp.                                          172,095
                                                                 ---------------
                                                                         244,289
                                                                 ---------------
            TELECOMMUNICATIONS--2.0%
   4,645    Commonwealth Telephone Enterprises, Inc.*                    211,951
  20,454    Nextel Communications, Inc., Class A*                        541,827
                                                                 ---------------
                                                                         753,778
                                                                 ---------------
            TOTAL INVESTMENTS
            (Cost $34,612,710)--100.0%                                38,158,690
            Liabilities in excess of other assets--0.0%                  (15,298)
                                                                 ---------------
            NET ASSETS--100.0%                                   $    38,143,392
                                                                 ===============

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2004 (UNAUDITED)

ASSETS:
  Investments at value, (Cost $34,612,710)                                              $    38,158,690
  Receivables:
    Investments sold                                                                            142,951
    Dividends                                                                                     1,640
                                                                                        ---------------
    TOTAL ASSETS                                                                             38,303,281
                                                                                        ---------------
LIABILITIES:
  Due to custodian                                                                               21,690
  Payables:
    Investments purchased                                                                       121,116
    Accrued Advisory fees                                                                        17,083
                                                                                        ---------------
    TOTAL LIABILITIES                                                                           159,889
                                                                                        ---------------
NET ASSETS                                                                              $    38,143,392
                                                                                        ===============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $    38,873,690
  Net investment loss                                                                           (45,772)
  Accumulated net realized loss on investments                                               (4,230,506)
  Net unrealized appreciation on investments                                                  3,545,980
                                                                                        ---------------
NET ASSETS                                                                              $    38,143,392
                                                                                        ===============

  Shares outstanding (unlimited amount authorized, $0.01 par value)                             951,424
  Net asset value                                                                       $         40.09
                                                                                        ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

POWERSHARES DYNAMIC OTC PORTFOLIO
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                             $        63,352
  Interest                                                                                        3,902
                                                                                        ---------------
                                                                                                 67,254
                                                                                        ---------------
EXPENSES:
  Advisory fees                                                                                  94,192
  Administration fees                                                                            30,096
  Accounting fees                                                                                27,588
  Legal                                                                                          11,855
  Insurance                                                                                       8,631
  Audit                                                                                           8,250
  Custodian and transfer agent fees                                                               4,954
  Printing                                                                                        2,638
  Other fees                                                                                     26,134
                                                                                        ---------------
    TOTAL EXPENSES                                                                              214,338
  Less fees waived:
    Advisory                                                                                     (9,425)
  Less: Other fees assumed by the Adviser                                                       (91,887)
                                                                                        ---------------
    NET EXPENSES                                                                                113,026
                                                                                        ---------------
    NET INVESTMENT LOSS                                                                         (45,772)
                                                                                        ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                                                              (5,297,548)
    In-kind redemptions                                                                       1,989,871
                                                                                        ---------------
  Net realized loss                                                                          (3,307,677)
  Net change in unrealized appreciation/depreciation on investments                           6,381,706
                                                                                        ---------------
  Net realized and unrealized gain on investments                                             3,074,029
                                                                                        ---------------
  Net increase in net assets resulting from operations                                  $     3,028,257
                                                                                        ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                                   FOR THE YEAR
                                                                              SIX MONTHS ENDED     MAY 1, 2003*
                                                                              OCTOBER 31, 2004        THROUGH
                                                                                (UNAUDITED)       APRIL 30, 2004
                                                                              ----------------   -----------------
OPERATIONS:
  Net investment loss                                                         $        (45,772)  $         (28,986)
  Net realized gain (loss) on investments                                           (3,307,677)          9,268,663
  Net change in unrealized appreciation/depreciation on investments                  6,381,706          (2,835,726)
                                                                              ----------------   -----------------
    Net increase in net assets resulting from operations                             3,028,257           6,403,951
                                                                              ----------------   -----------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                                         24,504,528         112,397,315
  Value of shares repurchased                                                      (24,206,727)        (84,023,938)
                                                                              ----------------   -----------------
  Net increase in net assets resulting from share transactions                         297,801          28,373,377
                                                                              ----------------   -----------------
    Increase in Net Assets                                                           3,326,058          34,777,328

NET ASSETS:
  Beginning of period                                                               34,817,334              40,006
                                                                              ----------------   -----------------
  End of period (includes net investment loss of
   $45,772 and $0 at October 31, 2004 and 2003, respectively)                 $     38,143,392   $      34,817,334
                                                                              ================   =================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                                          650,000           2,600,000**
  Shares repurchased                                                                  (650,000)         (1,650,000)**
  Shares outstanding, beginning of period                                              951,424               1,424**
                                                                              ----------------   -----------------
  Shares outstanding, end of period                                                    951,424             951,424**
                                                                              ================   =================

*    Commencement of Investment Operations.
**   Amounts have been adjusted for stock split (See Note 8).

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                                       FOR THE YEAR
                                                                              SIX MONTHS ENDED         MAY 1, 2003*
                                                                              OCTOBER 31, 2004           THROUGH
                                                                                (UNAUDITED)          APRIL 30, 2004
                                                                              ----------------       ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                      $          36.59       $          28.57+
                                                                              ----------------       ----------------
  Net investment loss**                                                                  (0.05)                 (0.04)+
  Net realized and unrealized gain on investments                                         3.55                   8.06+
                                                                              ----------------       ----------------
    Total from operations                                                                 3.50                   8.02+
                                                                              ----------------       ----------------
  Net asset value at end of period                                            $          40.09       $          36.59+
                                                                              ----------------       ----------------
TOTAL RETURN:***                                                                          9.56%                 28.07%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                                 $         38,143       $         34,817
  Ratio to average net assets of:
    Expenses, net of waivers                                                              0.60%+++               0.60%
    Expenses, prior to waivers                                                            1.14%+++               1.66%
    Net investment loss, net of waivers                                                  (0.24)%+++             (0.10)%
  Portfolio turnover rate ++                                                                57%                    79%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 8).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
+++  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
OCTOBER 31, 2004 (UNAUDITED)

NOTE 1. ORGANIZATION
PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is a diversified management investment company consisting of separate Exchange-Traded "Index Funds" that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of two portfolios, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, each of which represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed on the American Stock Exchange and traded on the American Stock Exchange at market prices that may differ to some degree from net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex Index" (the "Underlying Index"). The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex Index". Both Funds are managed by PowerShares Capital Management LLC (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

A. SECURITY VALUATION
Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.

BONY, as the Trust's custodian, transfer agent and fund administrator, maintains a statement of net asset value per share. BONY provides the Trust with process reports whereby any NAV errors are identified. The Adviser reviews each report of NAV error and the shareholder accounts impacted by the error. BONY, as the Trust's custodian, transfer agent and fund administrator, maintains a statement of net asset value per share. BONY provides the Trust with process reports whereby any NAV errors are identified. The Adviser reviews each report of NAV error and the shareholder accounts impacted by the error, and any NAV errors are adjusted in the shareholder accounts in accordance with procedures adopted by the Board of Trustees.

B. FEDERAL INCOME TAXES
Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

C. INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

D. EXPENSES
Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually.

NOTE 3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES PowerShares Capital Management LLC ("Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Adviser will receive fees from each Fund equal to 0.50% of each Fund's average daily net assets. For the six months ended October 31, 2004, the Adviser waived fees for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio amounting to $34,087 and $9,425, respectively, and assumed expenses of $59,909 and $91,887 for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, respectively. The Adviser will not seek reimbursement for the expenses waived and assumed from the respective funds.

The Bank of New York is the administrator, custodian, fund accounting and transfer agent for each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for licensing fees related to the Market Intellidex and the OTC Intellidex, any distribution fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until at least April 30, 2005, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets.

The American Stock Exchange LLC (the "AMEX") Intellidex Index has entered into an agreement with respect to the Funds for the licensed use of the Intellidex Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which requires that each Fund pay a fee of $5,000, an annual aggregate listing fee in accordance with AMEX's annual listing fee schedule, which shall not exceed the maximum annual listing fee for a stock issue set forth in such schedule (which fee is currently $14,500) for all POWERSHARES ETF; and an annual fee of $10,000 per fund for the intra-day calculation of estimated share values based on the creation basket for each POWERSHARES ETF.

NOTE 4. FEDERAL INCOME TAX
The PowerShares Dynamic Market Portfolio has maintained its year-end of December 31 for federal income tax purposes.

At December 31, 2003, the components of accumulated earnings on a tax-basis were as follows:

                                                NET
     ACCUMULATED    ACCUMULATED CAPITAL     UNREALIZED     GROSS UNREALIZED    GROSS UNREALIZED    TOTAL ACCUMULATED
      EARNINGS       AND OTHER LOSSES      APPRECIATION      APPRECIATION        DEPRECIATION          EARNINGS
     -----------    -------------------    ------------    ----------------    ----------------    -----------------
      $  32,425        $  (225,469)        $  1,359,197      $  1,794,936        $  (435,739)        $  1,166,153

At December 31, 2003, for federal income tax purposes, capital loss carryforwards of $225,469 were available, as shown in the table below, to the extent provided by the regulations, to offset future realized gains through the year indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

       CAPITAL LOSS
     AVAILABLE THROUGH                                        AMOUNT
     -----------------                                  -----------------
           2011                                            $   225,469

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The PowerShares Dynamic Market Portfolio deferred post-October losses in the amount of $231,666.

Dividends to shareholders from net investment income shown in the Statement of Changes in Net Assets for the year May 1, 2003 through April 30, 2004 represent ordinary income for tax purposes.

At October 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes for PowerShares Dynamic Market Portfolio. Accordingly, accumulated net unrealized appreciation on investments was $3,488,283 consisting of $7,953,929 gross unrealized appreciation and $4,465,646 gross unrealized depreciation.

The PowerShares Dynamic OTC Portfolio's year-end is April 30 for federal income tax purposes.

At April 30, 2004, the components of accumulated loss on tax-basis were as follows:

                                NET
     ACCUMULATED CAPITAL     UNREALIZED     GROSS UNREALIZED   GROSS UNREALIZED   TOTAL ACCUMULATED
      AND OTHER LOSSES      DEPRECIATION      APPRECIATION       DEPRECIATION           LOSS
     -------------------   --------------   ----------------   ----------------   -----------------
        $  (903,496)       $  (2,855,059)     $  1,389,393      $  (4,244,452)     $  (3,758,555)

At April 30, 2004, for federal income tax purposes, capital loss carryforwards of $903,496 were available, as shown in the table below, to the extent provided by the regulations, to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

       CAPITAL LOSS
     AVAILABLE THROUGH                                                                 AMOUNT
     -----------------                                                            -----------------
           2011                                                                      $  252,044
           2012                                                                         651,452
                                                                                  -----------------
                                                                                     $  903,496

At October 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes for PowerShares OTC Portfolio. Accordingly, accumulated net unrealized appreciation on investments was $3,545,980, consisting of $4,552,491 gross unrealized appreciation and $1,006,511 gross unrealized depreciation.

NOTE 5. DISTRIBUTION SERVICES AGREEMENT
ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units of each Fund pursuant to a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets of each year for certain distribution-related activities. No 12b-1 fees are currently charged to either Fund, and there are no plans to impose these fees.

NOTE 6. INVESTMENT TRANSACTIONS
For the six months ended October 31, 2004, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                                                  PURCHASES           SALES
                                                                                --------------   ---------------
PowerShares Dynamic Market                                                      $   65,472,705   $    65,971,671
PowerShares Dynamic OTC                                                             21,300,403        21,430,102

For the six months ended October 31, 2004, in-kind transactions were as follows:

                                                                                  PURCHASES           SALES
                                                                                --------------   ---------------
PowerShares Dynamic Market                                                      $  181,930,389   $   100,562,830
PowerShares Dynamic OTC                                                             22,889,937        22,562,965

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2004. Gains on in-kind transactions are not considered taxable gains for federal income tax purposes.

NOTE 7. CAPITAL
Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units and are paid to the Bank of New York. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

NOTE 8. STOCK SPLIT
On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for each Fund based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for PowerShares Dynamic Market Portfolio and 601,068 shares were issued for PowerShares Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 843-2639. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 843-2639; or
(ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved with investing in ETFs including possible loss of money. PowerShares are subject to risk similar to stocks, including those related to short selling and margin maintenance. PowerShares are not FDIC insured, may lose value, and have no bank guarantee. PowerShares is a trademark of PowerShares Capital Management, LLC. Intellidex is a service mark of the AMEX. Past performance does not guarantee future results.

For more complete information about PowerShares call 800.THE.AMEX or visit our website powershares.com for a prospectus which contains more information including risk, fees and expenses. Please read the prospectus carefully before investing or sending money.

ALPS Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm who did not express an opinion thereon.

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

[POWERSHARES(TM) LOGO]

[GRAPHIC]

                                              Wheaton Oaks Professional Building
                                                         855 West Prairie Avenue
                                                               Wheaton, IL 60187

                                                                    800.983.0903
                                                             www.powershares.com

ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) POWERSHARES EXCHANGE-TRADED FUND TRUST

By: /s/  H. Bruce Bond
   ---------------------------------

Name:  H. Bruce Bond

Title: Chairman and CEO

Date:  December 28, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  H. Bruce Bond
   ---------------------------------

Name:  H. Bruce Bond

Title: Chairman and CEO

Date:  December 28, 2004

By: /s/  John W. Southard
   ---------------------------------

Name:  John W. Southard

Title: Vice President & Treasurer

Date:  December 28, 2004